Consolidated Statement of Changes in Equity - TRY (₺) ₺ in Thousands	Share capital [member]	Treasury shares [member]	Additional paid-in capital [member]	Share premium [member]	Legal reserve [member] [1]	Fair Value Reserve [Member] [1]	Net Investment Hedge Reserve [Member] [1]	Hedging reserve [member] [1]	Cost of hedging reserve [member] [1]	Reserve for non-controlling interest put option [member] [1]	Remeasurements of employee termination benefits [member]	Foreign currency translation reserve [member] [1]	Retained earnings [member]	Total [member]	Non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2017	₺ 2,200,000	₺ (56,313)	₺ 35,026	₺ 269	₺ 1,643,024					₺ (540,045)	₺ (44,776)	₺ 439,700	₺ 11,312,276	₺ 14,989,161	₺ 55,927	₺ 15,045,088
Changes in accounting policy at Dec. 31, 2017													518,874	518,874		518,874
Restated total equity at Dec. 31, 2017	2,200,000	(56,313)	35,026	269	1,643,024					(540,045)	(44,776)	439,700	11,831,150	15,508,035	55,927	15,563,962
Profit for the year													2,021,065	2,021,065	156,270	2,177,335
Other comprehensive income/(loss) for the year, net of income tax								₺ 14,942	₺ (271,130)	(270,147)	9,905	894,295		377,865	(627)	377,238
Total comprehensive income								14,942	(271,130)	(270,147)	9,905	894,295	2,021,065	2,398,930	155,643	2,554,573
Transfer to legal reserves					592,898								(592,898)
Acquisition of treasury shares		(94,620)												(94,620)		(94,620)
Disposal of subsidiaries															(20,982)	(20,982)
Dividends paid		9,399											(1,900,000)	(1,890,601)	(58,778)	(1,949,379)
Ending balance at Dec. 31, 2018	2,200,000	(141,534)	35,026	269	2,235,922			14,942	(271,130)	(810,192)	(34,871)	1,333,995	11,359,317	15,921,744	131,810	16,053,554
Profit for the year													3,246,487	3,246,487	30,203	3,276,690
Other comprehensive income/(loss) for the year, net of income tax						₺ 3,472	₺ (43,203)	(169,944)	58,971	(66,675)	(28,668)	505,056		259,009	(531)	258,478
Total comprehensive income						3,472	(43,203)	(169,944)	58,971	(66,675)	(28,668)	505,056	3,246,487	3,505,496	29,672	3,535,168
Transfer to legal reserves					537,183								(537,183)
Acquisition of treasury shares		(9,998)												(9,998)		(9,998)
Dividends paid		7,380											(1,010,000)	(1,002,620)	(125,027)	(1,127,647)
Sale of associate										₺ 876,867		(1,388,905)	143,905	(368,133)		(368,133)
Ending balance at Dec. 31, 2019	2,200,000	(144,152)	35,026	269	2,773,105	3,472	(43,203)	(155,002)	(212,159)		(63,539)	450,146	13,202,526	18,046,489	36,455	18,082,944
Profit for the year													4,237,086	4,237,086	2,534	4,239,620
Other comprehensive income/(loss) for the year, net of income tax						(1,487)	(296,275)	3,957	(395,555)		(31,145)	37,081		(683,424)		(683,424)
Total comprehensive income						(1,487)	(296,275)	3,957	(395,555)		(31,145)	37,081	4,237,086	3,553,662	2,534	3,556,196
Transfer to legal reserves					235,920								(235,920)
Acquisition of treasury shares		(9,994)												(9,994)		(9,994)
Dividends paid		6,232											(811,622)	(805,390)	(32,856)	(838,246)
Sale of associate															(5,962)	(5,962)
Ending balance at Dec. 31, 2020	₺ 2,200,000	₺ (147,914)	₺ 35,026	₺ 269	₺ 3,009,025	₺ 1,985	₺ (339,478)	₺ (151,045)	₺ (607,714)		₺ (94,684)	₺ 487,227	₺ 16,392,070	₺ 20,784,767	₺ 171	₺ 20,784,938

[1]	Included in Reserves in the consolidated statement of financial position.